Financial Instruments - Positions of derivative financial instruments to hedge commodity price risk (Detail) - Commodity price risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Fair value	R$ 51,189	R$ (7,707)
Probable Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	R$ (1,811)	R$ (12,430)